Voya US Stock Index Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			16.91%	13.50%	13.91%
Performance Inception Date		May 28, 2009
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			17.53%	14.10%	14.51%
Performance Inception Date		May 03, 2004
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			17.23%	13.83%	14.23%
Performance Inception Date		Apr. 30, 2007
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			17.08%	13.65%	14.05%
Performance Inception Date		Aug. 01, 2007
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.